Receivables and Other Assets from YR TV Station Under Arbitration (Details) (China YR TV Station [Member], USD $)	Dec. 31, 2014	Dec. 31, 2013
China YR TV Station [Member]
Schedule of Receivable and other assets
China YR TV Station- Loan	$ 751,377	$ 751,377
China YR TV Station- Advertising income	3,089,450	3,089,450
China YR TV Station- Others	184,457	184,457
Impairment	(4,025,284)	(4,025,284)
Total